Operating Segments Information - Geographic Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-current Assets	$ 3,137,675.8	$ 2,769,301.3
Taiwan [member]
Disclosure of geographical areas [line items]
Non-current Assets	2,525,608.4	2,510,238.7
United States [member]
Disclosure of geographical areas [line items]
Non-current Assets	420,093.1	153,137.8
China [member]
Disclosure of geographical areas [line items]
Non-current Assets	97,268.8	90,349.7
Japan [member]
Disclosure of geographical areas [line items]
Non-current Assets	94,558.9	15,432.5
Europe, the Middle East and Africa [member]
Disclosure of geographical areas [line items]
Non-current Assets	146.2	140.7
Others [member]
Disclosure of geographical areas [line items]
Non-current Assets	$ 0.4	$ 1.9